As filed with the Securities and Exchange Commission on February 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

HODGES FUND

SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 75.1%
Air Transportation: 4.2%
270,000	Delta Air Lines, Inc.	$7,416,900
200,000	United Continental Holdings, Inc. *	7,566,000
		14,982,900
Apparel Manufacturing: 1.6%
175,000	Skechers U.S.A., Inc. *	5,797,750
Basic Materials Manufacturing: 8.1%
39,000	Builders FirstSource, Inc. *	278,460
100,000	Eagle Materials, Inc.	7,743,000
155,000	Encore Wire Corp.	8,401,000
420,000	United States Steel Corp.	12,390,000
		28,812,460
Broadcasting: 1.8%
1,800,000	Sirius XM Holdings, Inc. *	6,282,000
Computer & Electronic Products: 4.5%
500,000	Micron Technology, Inc. *	10,880,000
300,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,232,000
		16,112,000
Conglomerates: 2.4%
300,000	General Electric Co.	8,409,000
Depository Credit Intermediation: 2.6%
150,000	Texas Capital BancShares, Inc. *	9,330,000
Food & Beverage Manufacturing: 1.4%
150,000	Tyson Foods, Inc.	5,019,000
Food Services: 4.5%
1,295,000	Luby's, Inc. *1,2	9,997,400
160,000	Rocky Mountain Chocolate Factory, Inc.	1,857,600
55,000	Starbucks Corp.	4,311,450
		16,166,450
Internet Services: 0.3%
25,000	Yahoo!, Inc. *	1,011,000
Land Ownership & Leasing: 1.6%
150,000	Tejon Ranch Co. *	5,514,000
Mining, Oil & Gas Extraction: 19.1%
160,000	Atwood Oceanics, Inc. *	8,542,400
275,000	Chesapeake Energy Corp.	7,463,500
460,000	Cliffs Natural Resources, Inc.	12,056,600
226,000	Freeport-McMoRan Copper & Gold, Inc.	8,529,240
130,000	Halliburton Co.	6,597,500
315,500	Hyperdynamics Corp. *	1,284,085
200,000	Jones Energy, Inc. *	2,896,000
425,700	Matador Resources Co. *	7,935,048
95,000	National Oilwell Varco, Inc.	7,555,350
600,000	Torchlight Energy Resources, Inc. *	2,610,000
50,000	Transocean Ltd.	2,471,000
		67,940,723

Motor Vehicle Manufacturing: 3.6%
45,000	Polaris Industries, Inc.	6,553,800
50,000	Toyota Motor Corp. - ADR	6,096,000
		12,649,800
Petroleum Products: 2.7%
200,000	BP PLC - ADR	9,722,023
Pharmaceuticals: 3.7%
70,000	Jazz Pharmaceuticals PLC *	8,859,200
100,000	Mylan, Inc. *	4,340,000
		13,199,200
Publishing Industries: 2.5%
1,200,000	A.H. Belo Corp. - Class A 1,2	8,964,000
Retail Trade: 3.1%
40,000	PriceSmart, Inc.	4,621,600
400,000	Zale Corp. *	6,308,000
		10,929,600
Transportation Equipment: 7.4%
70,000	The Boeing Co.	9,554,300
1,250,000	DryShips, Inc. *	5,875,000
200,000	Trinity Industries, Inc.	10,904,000
		26,333,300
TOTAL COMMON STOCKS
(Cost $232,453,223)		267,175,206
PARTNERSHIPS & TRUSTS: 7.2%
Land Ownership & Leasing: 7.2%
259,659	Texas Pacific Land Trust *1,2	25,698,451
TOTAL PARTNERSHIPS & TRUSTS
(Cost $7,734,848)		25,698,451

Contracts
(100 shares per contract)
CALL OPTIONS PURCHASED: 0.6%
Apparel Manufacturing: 0.3%
900	Deckers Outdoor Corp.
	Expiration: February, 2014,
	Exercise Price: $75.00	976,500
Rail Transportation: 0.3%
500	Union Pacific Corp.
	Expiration: May, 2014,
	Exercise Price: $150.00	971,250
TOTAL CALL OPTIONS PURCHASED
(Cost $2,018,299)		1,947,750

Shares
SHORT-TERM INVESTMENTS: 19.5%
Money Market Funds: 19.5%
13,768,519	Fidelity Money Market Portfolio - Select Class, 0.01%3	13,768,519
55,656,308	Invesco Short-Term Portfolio - Institutional Class, 0.06%3	55,656,308
		69,424,827
TOTAL SHORT-TERM INVESTMENTS
(Cost $69,424,827)		69,424,827

TOTAL INVESTMENTS IN SECURITIES: 102.4%
(Cost $311,631,197)	364,246,234
Liabilities in Excess of Other Assets: (2.4)%	(8,428,290)
TOTAL NET ASSETS: 100.0%	$355,817,944

*	Non-income producing security.
ADR	American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2013	Purchases	Sales	Share Balance December 31, 2013	Realized Gain (Loss)	Dividend Income	Value December 31, 2013	Acquistion Cost
A.H. Belo Corp.- Class A	1,020,000	180,000	-	1,200,000	$ -	$ 245,200	$ 8,964,000	$ 4,138,202
A.T. Cross Co./Costa, Inc. (a)	324,600	15,000	339,600	-	$ 5,308,533	$ -	$ -	$ -
Luby's, Inc.	1,295,000	-	-	1,295,000	$ -	$ -	$ 9,997,400	$ 9,676,007
Texas Pacific Land Trust	259,659	-	-	259,659	$ -	$ -	$ 25,698,451	$ 7,734,848

	(a) A.T. Cross Co. changed its name to Costa, Inc. effective September 25, 2013.

2	A portion of this security is considered illiquid. As of December 31, 2013, the total market value of the investments considered illiquid was $7,702,656 or 2.2% of total net assets.
3	Seven-day yield as of December 31, 2013.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$311,699,115
Gross unrealized appreciation	61,568,255
Gross unrealized depreciation	(9,021,136)
Net unrealized appreciation	$52,547,119

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Fund
Summary of Fair Value Exposure at December 31, 2013 (Unaudited)

The Hodges Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$267,175,206	$-	$-	$267,175,206
Partnerships & Trusts	25,698,451	-	-	25,698,451
Call Options Purchased	-	1,947,750	-	1,947,750
Short-Term Investments	69,424,827	-	-	69,424,827
Total Investments	$362,298,484	$1,947,750	$-	$364,246,234

The Hodges Fund (the "Fund") has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may invest in options on equities, debt and stock indices (collectively, “options”).  The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund will not invest in options for speculative purposes.

The average number of options contracts held by the Fund during the period at fiscal quarter ends was 2,613.  The following table presents the fair value of derivative instruments, held by the Fund, at December 31, 2013:

	Fair Value - Long Positions		Fair Value - Short Positions
Options Contracts	Assets	Liabilities	Assets	Liabilities	Net Unrealized Gain/(Loss) on Open Positions
Purchased Options	$1,947,750	$-	$-	$-	$(70,549)

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 84.7%
Advertising & Public Relations: 1.6%
440,000	National CineMedia, Inc.	$8,782,400
1,000,000	Tremor Video, Inc. *	5,800,000
		14,582,400
Air Transportation: 5.5%
650,000	American Airlines Group, Inc. *	16,412,500
150,000	Bristow Group, Inc.	11,259,000
1,000,000	Controladora Vuela Cia De Aviacion SAB de CV - ADR *	13,550,000
225,000	Spirit Airlines, Inc. *	10,217,250
		51,438,750
Apparel Manufacturing: 2.3%
324,813	Costa, Inc. *1	7,058,186
200,000	G-III Apparel Group Ltd. *	14,758,000
		21,816,186
Automotive Retail: 1.3%
170,000	Lithia Motors, Inc. *	11,801,400
Basic Materials Manufacturing: 10.9%
600,000	Commercial Metals Co.	12,198,000
150,000	Eagle Materials, Inc.	11,614,500
319,200	Encore Wire Corp.	17,300,640
400,000	Forestar Group, Inc. *	8,508,000
900,000	Graphic Packaging Holding Co. *	8,640,000
270,000	KapStone Paper & Packaging Corp. *	15,082,200
100,000	Texas Industries, Inc.	6,878,000
167,400	U.S. Silica Holdings, Inc.	5,710,014
540,000	United States Steel Corp.	15,930,000
		101,861,354
Broadcasting: 2.4%
600,000	Cumulus Media, Inc. *	4,638,000
170,000	Nexstar Broadcasting Group, Inc. - Class A	9,474,100
235,000	Sinclair Broadcast Group, Inc. - Class A	8,396,550
		22,508,650
Computer & Electronic Products: 4.6%
350,000	Diodes, Inc. *	8,246,000
160,000	FARO Technologies, Inc. *	9,328,000
500,000	Gogo, Inc. *	12,405,000
600,000	Kulicke & Soffa Industries, Inc. *	7,980,000
364,286	Parametric Sound Corp. *1,2	5,045,361
		43,004,361
Construction: 2.2%
350,000	Primoris Services Corp.	10,895,500
220,000	The Ryland Group, Inc.	9,550,200
		20,445,700
Depository Credit Intermediation: 5.3%
500,000	Hilltop Holdings, Inc. *	11,565,000
25,571	Independent Bank Group, Inc.	1,269,856

160,000	Texas Capital BancShares, Inc. *	9,952,000
450,000	ViewPoint Financial Group, Inc.	12,352,500
800,000	Wisdomtree Investments, Inc. *	14,168,000
		49,307,356
Electrical Equipment Manufacturing: 2.1%
260,000	Greatbatch, Inc. *	11,502,400
90,000	Littelfuse, Inc. *	8,363,700
		19,866,100
Employment Services: 1.3%
260,000	Team Health Holdings, Inc. *	11,843,000
Food & Beverage Manufacturing: 2.4%
310,000	John Bean Technologies Corp.	9,092,300
800,000	Pilgrim's Pride Corp. *	13,000,000
		22,092,300
Food & Beverage Products: 1.3%
750,000	Boulder Brands, Inc. *	11,895,000
Food Services: 6.0%
275,000	AFC Enterprises, Inc. *	10,587,500
260,000	Brinker International, Inc.	12,048,400
140,000	Cracker Barrel Old Country Store, Inc.	15,409,800
500,000	Del Friscos Restaurant Group, Inc. *	11,785,000
850,000	Luby's, Inc. *1,3	6,562,000
		56,392,700
Freight Transportation: 1.4%
410,000	Saia, Inc. *	13,140,500
Furniture Manufacturing: 1.0%
600,000	Steelcase, Inc.	9,516,000
General Manufacturing: 1.9%
100,000	Cooper Tire & Rubber Co.	2,404,000
175,000	Curtiss-Wright Corp.	10,890,250
230,000	Zep, Inc.	4,176,800
		17,471,050
Hotels, Restaurants & Leisure: 1.4%
170,000	Vail Resorts, Inc.	12,789,100
Household Goods: 2.8%
170,000	Helen of Troy Ltd. *	8,416,700
160,000	Spectrum Brands Holdings, Inc.	11,288,000
289,178	Tumi Holdings, Inc. *	6,520,964
		26,225,664
Internet Services: 1.2%
448,000	Points International Ltd. *	11,383,680
Machinery: 1.7%
105,000	Alamo Group, Inc.	6,372,450
400,000	Manitowoc, Inc.	9,328,000
		15,700,450
Mining, Oil & Gas Extraction: 9.0%
289,000	Athlon Energy, Inc. *	8,742,250
290,000	Bonanza Creek Energy, Inc. *	12,606,300
463,600	Comstock Resources, Inc.	8,479,244
220,000	EPL Oil & Gas, Inc. *	6,270,000
2,000,000	Hercules Offshore, Inc. *	13,060,000
700,000	Matador Resources Co. *	13,048,000
250,000	Oasis Petroleum, Inc. *	11,742,500
400,000	Sanchez Energy Corp. *	9,804,000
		83,752,294

Nondepository Credit Intermediation: 1.2%
300,000	Nationstar Mortgage Holdings, Inc. *	11,088,000
Petroleum Products: 1.2%
1,000,000	Aegean Marine Petroleum Network, Inc.	11,220,000
Pharmaceuticals: 1.4%
225,000	Pacira Pharmaceuticals, Inc. *	12,935,250
Recreation: 0.6%
300,000	ClubCorp Holdings, Inc. *	5,322,000
Retail Trade: 5.9%
305,000	CST Brands, Inc.	11,199,600
100,000	Jos. A. Bank Clothiers, Inc. *	5,473,000
550,000	Shoe Carnival, Inc.	15,955,500
150,000	Susser Holdings Corp. *	9,823,500
800,000	Zale Corp. *	12,616,000
		55,067,600
Transportation Equipment: 1.7%
300,000	Trinity Industries, Inc.	16,356,000
Transportation & Warehousing: 3.1%
1,200,000	Baltic Trading Ltd.	7,728,000
1,000,000	Diana Shipping, Inc. *	13,290,000
80,000	Kirby Corp. *	7,940,000
		28,958,000
TOTAL COMMON STOCKS
(Cost $595,783,043)		789,780,845
PARTNERSHIPS & TRUSTS: 5.0%
Land Ownership & Leasing: 1.6%
150,000	Texas Pacific Land Trust *1	14,845,500
Real Estate Investment Trusts: 3.4%
2,000,000	FelCor Lodging Trust, Inc. *	16,320,000
300,000	The GEO Group, Inc.	9,666,000
500,000	Medical Properties Trust, Inc.	6,110,000
		32,096,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $32,449,411)		46,941,500
SHORT-TERM INVESTMENTS: 9.9%
Money Market Funds: 9.9%
35,457,060	Fidelity Money Market Portfolio - Select Class, 0.01%4	35,457,060
56,451,366	Invesco Short-Term Portfolio - Institutional Class, 0.06%4	56,451,366
		91,908,426
TOTAL SHORT-TERM INVESTMENTS
(Cost $91,908,426)		91,908,426
TOTAL INVESTMENTS IN SECURITIES: 99.6%
(Cost $720,140,880)		928,630,771
Other Assets in Excess of Liabilities: 0.4%		3,365,596
TOTAL NET ASSETS: 100.0%		$931,996,367

*	Non-income producing security.
ADR	American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2013	Purchases	Sales	Share Balance December 31, 2013	Realized Gain (Loss)	Dividend Income	Value December 31, 2013	Acquistion Cost
A.T. Cross Co./Costa, Inc. (a)	340,400	125,500	141,087	324,813	$ 1,628,725	$ -	$ 7,058,186	$ 4,412,833
Luby's, Inc.	540,600	309,400	-	850,000	$ -	$ -	$ 6,562,000	$ 6,495,100
Parametric Sound Corp.	-	364,286	-	364,286	$ -	$ -	$ 5,045,361	$ 5,100,004
Texas Pacific Land Trust	110,000	40,000	-	150,000	$ -	$ -	$ 14,845,500	$ 8,058,290

(a) A.T. Cross Co. changed its name to Costa, Inc. effective September 25, 2013.

2
Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of this security amounted to $5,045,361 or 0.5% of net assets.

3	A portion of this security is considered illiquid. As of December 31, 2013, the total market value of the investments considered illiquid was $2,738,987 or 0.3% of total net assets.
4	Seven-day yield as of December 31, 2013.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$720,326,963
Gross unrealized appreciation	217,546,149
Gross unrealized depreciation	(9,242,341)
Net unrealized appreciation	$208,303,808

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Small Cap Fund
Summary of Fair Value Exposure at December 31, 2013 (Unaudited)

The Hodges Small Cap Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$789,780,845	$-	$-	$789,780,845
Partnerships & Trusts	46,941,500	-	-	46,941,500
Short-Term Investments	91,908,426	-	-	91,908,426
Total Investments	$928,630,771	$-	$-	$928,630,771

HODGES BLUE CHIP 25 FUND

SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 86.3%
Air Transportation: 5.3%
15,000	United Continental Holdings, Inc. *	$567,450
Basic Materials Manufacturing: 7.1%
26,000	United States Steel Corp.	767,000
Conglomerates: 4.6%
17,500	General Electric Co.	490,525
Depository Credit Intermediation: 8.7%
15,000	Texas Capital BancShares, Inc. *	933,000
Entertainment: 2.1%
3,000	The Walt Disney Co.	229,200
Food & Beverage Products: 3.6%
4,000	The Hershey Co.	388,920
Household Products: 3.9%
5,500	Estee Lauder Cos, Inc.	414,260
Media: 3.9%
6,000	DIRECTV *	414,540
Mining, Oil & Gas Extraction: 11.5%
10,000	Halliburton Co.	507,500
4,500	National Oilwell Varco, Inc.	357,885
7,500	Transocean Ltd.	370,650
		1,236,035
Motor Vehicle Manufacturing: 8.1%
3,500	Polaris Industries, Inc.	509,740
3,000	Toyota Motor Corp. - ADR	365,760
		875,500
Petroleum Products: 3.4%
7,537	BP PLC - ADR	366,371
Pharmaceuticals: 3.4%
4,000	Johnson & Johnson	366,360
Retail Trade: 8.3%
6,000	The Home Depot, Inc.	494,040
5,000	Wal-Mart Stores, Inc.	393,450
		887,490
Transportation Equipment: 12.4%
7,000	The Boeing Co.	955,430
2,500	Lockheed Martin Corp.	371,650
		1,327,080
TOTAL COMMON STOCKS
(Cost $7,581,760)		9,263,731
PARTNERSHIPS & TRUSTS: 4.6%
Land Ownership & Leasing: 4.6%
5,000	Texas Pacific Land Trust *1	494,850
TOTAL PARTNERSHIPS & TRUSTS
(Cost $224,305)		494,850

SHORT-TERM INVESTMENTS: 10.1%
Money Market Funds: 10.1%
400,383	Fidelity Money Market Portfolio - Select Class, 0.01%2	400,383
681,070	Invesco Short-Term Portfolio - Institutional Class, 0.06%2	681,070
		1,081,453
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,081,453)		1,081,453
TOTAL INVESTMENTS IN SECURITIES: 101.0%
(Cost $8,887,518)		10,840,034
Liabilities in Excess of Other Assets: (1.0)%		(105,306)
TOTAL NET ASSETS: 100.0%		$10,734,728

*	Non-income producing security.
ADR	American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2013	Purchases	Sales	Share Balance December 31, 2013	Realized Gain (Loss)	Dividend Income	Value December 31, 2013	Acquistion Cost
Texas Pacific Land Trust	5,000	1,000	1,000	5,000	$ 62,341	$ -	$ 494,850	$ 224,305

2	Seven-day yield as of December 31, 2013.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$8,887,518
Gross unrealized appreciation	1,967,191
Gross unrealized depreciation	(14,675)
Net unrealized appreciation	$1,952,516

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Blue Chip 25 Fund
Summary of Fair Value Exposure at December 31, 2013 (Unaudited)

The Hodges Blue Chip 25 Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$9,263,731	$-	$-	$9,263,731
Partnerships & Trusts	494,850	-	-	494,850
Short-Term Investments	1,081,453	-	-	1,081,453
Total Investments	$10,840,034	$-	$-	$10,840,034

HODGES EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 90.3%
Advertising & Public Relations: 2.5%
25,000	National CineMedia, Inc.	$499,000
Computer & Electronic Products: 4.0%
45,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	784,800
Conglomerates: 4.2%
29,000	General Electric Co.	812,870
Consumer, Non-Durable: 4.2%
10,000	Procter & Gamble Co.	814,100
Food & Beverage Products: 5.6%
10,000	The Coca-Cola Co.	413,100
5,000	Kraft Foods Group, Inc.	269,600
5,000	PepsiCo, Inc.	414,700
		1,097,400
Food Services: 7.2%
10,000	Cracker Barrel Old Country Store, Inc.	1,100,700
4,000	Starbucks Corp.	313,560
		1,414,260
Hotels, Restaurants & Leisure: 3.2%
8,000	Las Vegas Sands Corp.	630,960
Medical Equipment Manufacturing: 3.2%
9,000	Baxter International, Inc.	625,950
Mining, Oil & Gas Extraction: 10.8%
5,000	ConocoPhillips	353,250
18,000	Freeport-McMoRan Copper & Gold, Inc.	679,320
15,000	LinnCo., LLC	462,150
7,000	Targa Resources Corp.	617,190
		2,111,910
Movie Production & Theaters: 1.7%
10,000	Cinemark Holdings, Inc.	333,300
Petroleum Products: 9.4%
13,099	BP PLC - ADR	636,719
7,000	Exxon Mobil Corp.	708,400
10,000	HollyFrontier Corp.	496,900
		1,842,019
Pharmaceuticals: 5.9%
8,000	AbbVie, Inc.	422,480
8,000	Johnson & Johnson	732,720
		1,155,200
Retail Trade: 6.2%
7,000	The Home Depot, Inc.	576,380
8,000	Wal-Mart Stores, Inc.	629,520
		1,205,900
Software Publishers: 2.9%
15,000	Microsoft Corp.	561,450

Telecommunications: 6.5%
15,000	AT&T, Inc.	527,400
15,000	Verizon Communications, Inc.	737,100
		1,264,500
Transportation Equipment: 9.5%
7,000	The Boeing Co.	955,430
6,000	Lockheed Martin Corp.	891,960
		1,847,390
Utilities: 3.3%
12,000	CenterPoint Energy, Inc.	278,160
5,333	Duke Energy Corp.	368,030
		646,190
TOTAL COMMON STOCKS
(Cost $13,584,379)		17,647,199
PARTNERSHIPS & TRUSTS: 10.8%
Real Estate Investment Trusts: 10.8%
10,000	Corrections Corporation of America	320,700
17,005	The GEO Group, Inc.	547,901
20,000	Medical Properties Trust, Inc.	244,400
20,000	Mesabi Trust	445,200
13,000	Ryman Hospitality Properties, Inc.	543,140
		2,101,341
TOTAL PARTNERSHIPS & TRUSTS
(Cost $2,181,057)		2,101,341
SHORT-TERM INVESTMENTS: 0.2%
Money Market Fund: 0.2%
37,201	Fidelity Money Market Portfolio - Select Class, 0.01%1	37,201
TOTAL SHORT-TERM INVESTMENTS
(Cost $37,201)		37,201
TOTAL INVESTMENTS IN SECURITIES: 101.3%
(Cost $15,802,637)		19,785,741
Liabilities in Excess of Other Assets: (1.3)%		(256,785)
TOTAL NET ASSETS: 100.0%		$19,528,956

ADR	American Depositary Receipt
1	Seven-day yield as of December 31, 2013.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$15,802,637
Gross unrealized appreciation	4,119,745
Gross unrealized depreciation	(136,641)
Net unrealized appreciation	$3,983,104

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Equity Income Fund
Summary of Fair Value Exposure at December 31, 2013 (Unaudited)

The Hodges Equity Income Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$17,647,199	$-	$-	$17,647,199
Partnerships & Trusts	2,101,341	-	-	2,101,341
Short-Term Investments	37,201	-	-	37,201
Total Investments	$19,785,741	$-	$-	$19,785,741

HODGES PURE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 92.3%
Advertising & Public Relations: 6.2%
10,000	Iconix Brand Group, Inc. *	$397,000
20,000	National CineMedia, Inc.	399,200
		796,200
Basic Materials Manufacturing: 9.1%
40,000	Builders FirstSource, Inc. *	285,600
10,000	Olin Corp.	288,500
20,000	United States Steel Corp.	590,000
		1,164,100
Broadcasting: 6.3%
230,000	Sirius XM Holdings, Inc. *	802,700
Computer & Electronic Products: 6.2%
272,379	Intrusion, Inc. *1,2	359,540
25,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	436,000
		795,540
Food & Beverage Manufacturing: 1.8%
7,000	Tyson Foods, Inc.	234,220
Food Services: 6.8%
60,000	Luby's, Inc. *1	463,200
35,000	Pizza Inn Holdings, Inc. *	283,850
170,320	U-Swirl, Inc. *	126,037
		873,087
Internet Services: 8.2%
40,000	Groupon, Inc. *	470,800
10,000	Overstock.com, Inc. *	307,900
30,000	PFSweb, Inc. *	272,100
		1,050,800
Mining, Oil & Gas Extraction: 24.7%
30,000	Chesapeake Energy Corp.	814,200
30,000	Cliffs Natural Resources, Inc.	786,300
13,000	Freeport-McMoRan Copper & Gold, Inc.	490,620
70,000	Hyperdynamics Corp. *	284,900
10,000	Transocean Ltd.	494,200
17,500	Walter Energy, Inc.	291,025
		3,161,245
Petroleum Products: 2.1%
15,000	Encana Corp.	270,750
Publishing Industries: 7.2%
122,500	A.H. Belo Corp. - Class A 1	915,075
Retail Trade: 3.7%
30,000	Zale Corp. *	473,100
Telecommunications: 3.5%
125,000	Crown Media Holdings, Inc. - Class A *	441,250
Transportation Equipment: 6.5%
175,000	DryShips, Inc. *	822,500

TOTAL COMMON STOCKS
(Cost $9,914,631)		11,800,567
PARTNERSHIPS & TRUSTS: 6.7%
Real Estate Investment Trusts: 6.7%
50,000	FelCor Lodging Trust, Inc. *	408,000
20,000	Mesabi Trust	445,200
		853,200
TOTAL PARTNERSHIPS & TRUSTS
(Cost $760,951)		853,200
SHORT-TERM INVESTMENTS: 4.4%
Money Market Funds: 4.4%
500,837	Fidelity Money Market Portfolio - Select Class, 0.01%3	500,837
55,143	Invesco Short-Term Portfolio - Institutional Class, 0.06%3	55,143
		555,980
TOTAL SHORT-TERM INVESTMENTS
(Cost $555,980)		555,980
TOTAL INVESTMENTS IN SECURITIES: 103.4%
(Cost $11,231,562)		13,209,747
Liabilities in Excess of Other Assets: (3.4)%		(429,012)
TOTAL NET ASSETS: 100.0%		$12,780,735

	*	Non-income producing security.
ADR		American Depositary Receipt
	1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2013	Purchases	Sales	Share Balance December 31, 2013	Realized Gain (Loss)	Dividend Income	Value December 31, 2013	Acquistion Cost
A.H. Belo Corp.- Class A	70,000	52,500	-	122,500	$ -	$ 23,400	$ 915,075	$ 666,298
Instrusion, Inc.	217,379	55,000	-	272,379	$ -	$ -	$ 359,540	$ 179,999
Luby's, Inc.	52,000	8,000	-	60,000	$ -	$ -	$ 463,200	$ 307,999

2	A portion of this security is considered illiquid. As of December 31, 2013, the total market value of the investments considered illiquid was $1,698 or 0.01% of total net assets.
3	Seven-day yield as of December 31, 2013.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$11,231,562
Gross unrealized appreciation	2,050,389
Gross unrealized depreciation	(72,204)
Net unrealized appreciation	$1,978,185

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Pure Contrarian Fund
Summary of Fair Value Exposure at December 31, 2013 (Unaudited)

The Hodges Pure Contrarian Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks*	$11,800,567	$-	$-	$11,800,567
Partnerships & Trusts	853,200	-	-	853,200
Short-Term Investments	555,980	-	-	555,980
Total Investments	$13,209,747	$-	$-	$13,209,747

*There were transfers out of Level 2 into Level 1 of $359,540, due to an increase in trading volume of a security.  The Fund records transfers at the end of each reporting period.

HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 65.9%
Apparel Manufacturing: 3.4%
500	G-III Apparel Group Ltd. *	$36,895
Basic Materials Manufacturing: 6.2%
1,800	Forestar Group, Inc. *	38,286
3,000	Graphic Packaging Holding Co. *	28,800
		67,086
Computer & Electronic Products: 8.0%
3,000	American Electric Technologies, Inc. *	29,940
1,500	Cirrus Logic, Inc. *	30,645
2,000	Kulicke & Soffa Industries, Inc. *	26,600
		87,185
Construction: 2.8%
700	The Ryland Group, Inc.	30,387
Depository Credit Intermediation: 8.4%
1,800	Hilltop Holdings, Inc. *	41,634
700	Southside Bancshares, Inc.	19,138
1,100	ViewPoint Financial Group, Inc.	30,195
		90,967
Funeral Services: 3.6%
2,000	Carriage Services, Inc. *	39,060
General Manufacturing: 9.2%
1,300	Cooper Tire & Rubber Co.	31,252
2,000	Ennis, Inc.	35,400
2,000	Hooker Furniture Corp.	33,360
		100,012
Insurance: 2.4%
3,000	Hallmark Financial Services, Inc. *	26,655
Mining, Oil and Gas Extraction: 3.1%
1,000	Panhandle Oil and Gas, Inc.	33,410
Nondepository Credit Intermediation: 6.6%
4,000	MicroFinancial, Inc.	34,200
600	Westwood Holdings Group, Inc.	37,146
		71,346
Pharmaceuticals: 2.1%
1,000	Emergent Biosolutions, Inc. *	22,990
Retail Trade: 7.7%
1,000	Shoe Carnival, Inc.	29,010
3,500	Zale Corp. *	55,195
		84,205
Transportation & Warehousing: 2.4%
2,000	Diana Shipping, Inc. *	26,580
TOTAL COMMON STOCKS
(Cost $722,043)		716,778
PARTNERSHIPS & TRUSTS: 8.7%
Land Ownership & Leasing: 2.7%
300	Texas Pacific Land Trust *1	29,691

Real Estate Investment Trusts: 6.0%
2,000	Capstead Mortgage Corp.	24,160
5,000	FelCor Lodging Trust, Inc. *	40,800
		64,960
TOTAL PARTNERSHIPS & TRUSTS
(Cost $93,789)		94,651
SHORT-TERM INVESTMENTS: 92.2%
Money Market Funds: 92.2%
15,429	Fidelity Money Market Portfolio - Select Class, 0.01%2	15,429
988,567	Invesco Short-Term Portfolio - Institutional Class, 0.06%2	988,567
		1,003,996
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,003,996)		1,003,996
TOTAL INVESTMENTS IN SECURITIES: 166.8%
(Cost $1,819,828)		1,815,425
Liabilities in Excess of Other Assets: (66.8)%		(727,107)
TOTAL NET ASSETS: 100.0%		$1,088,318

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance December 26, 2013 (Commencement of Operations)	Purchases	Sales	Share Balance December 31, 2013	Realized Gain (Loss)	Dividend Income	Value December 31, 2013	Acquistion Cost
Texas Pacific Land Trust	-	300	-	300	$ -	$ -	$ 29,691	$ 29,951

2	Seven-day yield as of December 31, 2013.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$1,819,828
Gross unrealized appreciation	3,037
Gross unrealized depreciation	(7,440)
Net unrealized depreciation	$(4,403)

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since the Fund does not have a full fiscal year.

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at December 31, 2013 (Unaudited)

The Hodges Small Intrinsic Value Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$716,778	$-	$-	$716,778
Partnerships & Trusts	94,651	-	-	94,651
Short-Term Investments	1,003,996	-	-	1,003,996
Total Investments	$1,815,425	$-	$-	$1,815,425

HODGES SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 65.9%
Air Transportation: 3.2%
1,500	Alaska Air Group, Inc.	$110,055
Apparel Manufacturing: 2.1%
1,000	G-III Apparel Group Ltd. *	73,790
Basic Materials Manufacturing: 10.0%
4,000	Commercial Metals Co.	81,320
1,600	Eagle Materials, Inc.	123,888
1,000	Packaging Corp. of America	63,280
2,500	United States Steel Corp.	73,750
		342,238
Computer & Electronic Products: 1.7%
1,300	Garmin Ltd.	60,086
Construction: 2.6%
4,000	DR Horton, Inc. *	89,280
Electrical Equipment Manufacturing: 2.6%
2,000	Greatbatch, Inc. *	88,480
Food & Beverage Manufacturing: 2.1%
300	Middleby Corp. *	71,991
Food Services: 2.1%
1,600	Brinker International, Inc.	74,144
General Manufacturing: 6.8%
1,200	Curtiss-Wright Corp.	74,676
1,000	Flowserve Corp.	78,830
1,800	Hexcel Corp. *	80,442
		233,948
Household Goods: 2.3%
1,100	Spectrum Brands Holdings, Inc.	77,605
Internet Services: 2.0%
1,000	Expedia, Inc.	69,660
Mining, Oil & Gas Extraction: 4.7%
1,500	Atwood Oceanics, Inc. *	80,085
1,700	Oasis Petroleum, Inc. *	79,849
		159,934
Motor Vehicle Manufacturing: 1.5%
1,000	Oshkosh Corp.	50,380
Medical Equipment Manufacturing: 2.3%
1,700	ResMed, Inc. *	80,036
Nondepository Credit Intermediation: 6.5%
1,500	LPL Financial Holdings, Inc.	70,545
2,000	Nationstar Mortgage Holdings, Inc. *	73,920
1,200	Waddell & Reed Financial, Inc.	78,144
		222,609
Rail Transportation: 2.9%
800	Kansas City Southern	99,064
Retail Trade: 6.0%
1,000	O'Reilly Automotive, Inc. *	128,710
1,000	Tractor Supply Co. *	77,580
		206,290

Transportation & Warehousing: 2.3%
800	Kirby Corp. *	79,400
Transportation Equipment: 2.2%
1,000	Wabtec Corp.	74,270
TOTAL COMMON STOCKS
(Cost $2,253,794)		2,263,260
PARTNERSHIPS & TRUSTS: 2.9%
Land Ownership & Leasing: 2.9%
1,000	Texas Pacific Land Trust *1	98,970
TOTAL PARTNERSHIPS & TRUSTS
(Cost $99,836)		98,970
SHORT-TERM INVESTMENTS: 84.9%
Money Market Funds: 84.9%
75,588	Fidelity Money Market Portfolio - Select Class, 0.01%2	75,588
2,837,012	Invesco Short-Term Portfolio - Institutional Class, 0.06%2	2,837,012
		2,912,600
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,912,600)		2,912,600
TOTAL INVESTMENTS IN SECURITIES: 153.7%
(Cost $5,266,230)		5,274,830
Liabilities in Excess of Other Assets: (53.7)%		(1,843,597)
TOTAL NET ASSETS: 100.0%		$3,431,233

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance December 26, 2013 (Commencement of Operations)	Purchases	Sales	Share Balance December 31, 2013	Realized Gain (Loss)	Dividend Income	Value December 31, 2013	Acquistion Cost
Texas Pacific Land Trust	-	1,000	-	1,000	$ -	$ -	$ 98,970	$ 99,836

2	Seven-day yield as of December 31, 2013.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$5,266,230
Gross unrealized appreciation	13,108
Gross unrealized depreciation	(4,508)
Net unrealized appreciation	$8,600

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since the Fund does not have a full fiscal year.

Hodges Small-Mid Cap Fund
Summary of Fair Value Exposure at December 31, 2013 (Unaudited)

The Hodges Small-Mid Cap Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$2,263,260	$-	$-	$2,263,260
Partnerships & Trusts	98,970	-	-	98,970
Short-Term Investments	2,912,600	-	-	2,912,600
Total Investments	$5,274,830	$-	$-	$5,274,830

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)          /s/ Elaine E. Richards
Elaine E. Richards, President

Date         February 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President

Date         February 14, 2014

By (Signature and Title)*        /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date          February 24, 2014

* Print the name and title of each signing officer under his or her signature.